Related Party Transactions - Schedule of Related Party Transactions (Details) - Related Party [Member] - USD ($)		7 Months Ended					12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2008	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivable – related party		$ 20,360,293					$ 20,360,293
Amounts due to related parties		296,672	502				296,672	502
Net revenues – related parties		528,299		$ 54,633	$ 144,609		528,299	54,633	$ 144,609
General and administrative expenses – related parties			104,391		234,289
Jiangsu Yanggu [Member]
Related Party Transaction [Line Items]
Relationship						The Company’s VIE prior to November 2025. Mr. Yi Shao, legal representative of Jiangsu YANGGU and holds a 5% equity interest, is also the CEO and director of the Company. Mr. Aimin Kong, holds a 20% equity interest, also services as the COO of the Company.
Nature	[1]					Receipts and payments on behalf of the Company*
Other receivable – related party		20,360,293					20,360,293
Zhongcang Warehouse Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship						An 18% subsidiary of Kashi Longrui
Nature						Payable for storage fees
Amounts due to related parties		7	502				7	502
Relationship						An 18% subsidiary of Kashi Longrui
Nature						Storage fees
Cost of revenues – related party		6	21,075		64,051
Jiangsu Jinhanqi E-Commerce Co., Ltd.( Jiangsu Jinhanqi) [Member]
Related Party Transaction [Line Items]
Relationship						24.48% owned by Nanjing Culture, a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.
Nature						Received deposits and advance service fees from customers
Amounts due to related parties		282,438					282,438
Nanjing Culture [Member]
Related Party Transaction [Line Items]
Relationship						Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature						Advance service fees from customers
Amounts due to related parties		14,227					$ 14,227
Relationship						Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature						System maintenance and technical support service fees
Net revenues – related parties		73,962		12,824	39,643
Relationship						Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature						Rent expense.
General and administrative expenses – related parties			38,647		146,924
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship						100% owned by Nanjing Jinwang, a company controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature						System maintenance and technical support service fees
Net revenues – related parties				$ 41,809	104,966
Jiangsu Jinhanqi [Member]
Related Party Transaction [Line Items]
Relationship						24.48% owned by Nanjing Culture，a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.
Nature						System maintenance and technical support service fees
Net revenues – related parties		454,337
HKFAEx [Member]
Related Party Transaction [Line Items]
Relationship						100% owned by the Company’s former Chairman
Nature						Accounting and business administration services.
General and administrative expenses – related parties			65,744		87,365
Jiangsu Jinhanqi E-Commerce Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship						24.48% owned by Nanjing Culture，a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.
Nature						Rental and property management fees, and car rental service fees
Other income，net – related parties		$ 325,766

[1]	As of the date of this report, the Company has recovered RMB125,884,430 ($17,909,805) of receivables from Jiangsu Yanggu. The Company is pursuing the collection and settlement of the outstanding balance, which is expected to be fully settled by June 30, 2026.